ACQUISITION DEPOSITS (Tables)	12 Months Ended
Mar. 31, 2024
Acquisition Deposits
Schedule of acquisition deposits

	March 31,	March 31,
	2024	2023
Deposit on Olympic University license (b)	$–	$350,000
Deposit on property – New York (a)	–	410,000
Total acquisition deposits	$–	$760,000